Note 4. Intangible Assets (Details 1) (PrecisionIR, USD $)	Sep. 30, 2013
PrecisionIR
Cash	$ 271,602
Accounts receivable	1,405,208
Prepaid expenses and other assets	366,876
Furniture, equipment, and improvements	297,076
Deposits	10,283
Total assets	2,351,045
Accounts payable and accrued expenses	(1,790,133)
Deferred revenue	(1,452,780)
Net tax liabilities	(1,137,824)
Total liabilities	(4,380,737)
Liabilities assumed in excess of tangible assets	$ 2,029,692